RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Related Party Transactions [Abstract]
Estimated additional liability	$ 4,000,000	$ 4,000,000
Price per share	$ 4	$ 4
Accrued stock payable	$ 122,500	$ 122,500